SCHEDULE OF INCOME BEFORE INCOME TAXES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
“Expected” income tax benefit			$ 52,796	$ 51,608
State tax expenses net of Federal Benefit			20,113	19,660
Change in valuation allowance			171,163	305,801
Net operating losses			(244,072)	(377,069)
Income tax provision